Accounts receivable - Net: (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable - Net:
Clients	$ 2,191,439	$ 1,458,653
Less: impairment provision	(317,664)	(346,183)	$ (191,766)
Clients, accounts receivable, net	1,873,775	1,112,470
Notes receivable from clients	4,463	245,757
Total accounts receivable	$ 1,878,238	$ 1,358,227